Average Annual Total Returns - FidelityLargeCapStockFund-AMCIZPRO - FidelityLargeCapStockFund-AMCIZPRO - Fidelity Large Cap Stock Fund	Apr. 07, 2025
Fidelity Advisor Large Cap Stock Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	26.28%
Past 5 years	14.52%
Past 10 years	12.13%
Fidelity Advisor Large Cap Stock Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.98%
Past 5 years	13.46%
Past 10 years	10.84%
Fidelity Advisor Large Cap Stock Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	16.40%
Past 5 years	11.42%
Past 10 years	9.61%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%